LONG-TERM DEBT AND CREDIT FACILITIES - Other (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Long-term debt and credit facilities		$ 2,556.9	$ 1,589.9
Operations in Brazil, Mauritania, Ghana and Chile
Long-term debt
Fees incurred (as a percentage)		0.77%
Surety bonds outstanding		$ 267.5	180.8
EDC
Long-term debt
Maximum borrowing capacity	$ 300.0
Borrowings, maturity	Jun. 30, 2024
Fees incurred (as a percentage)		0.75%
Long-term debt and credit facilities		$ 230.4	232.3
Surety bond
Long-term debt
Fees incurred (as a percentage)		0.50%
Surety bonds outstanding		$ 318.0	$ 308.2